Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Share Options Outstanding (Details)													12 Months Ended
	May 23, 2024 shares € / shares	Jul. 20, 2023 shares € / shares	Jun. 22, 2022 shares € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)													1,224,780	338,860
Number of share options outstanding in share-based payment arrangement (in shares)													3,512,302	2,336,175	2,059,523
Number of options as of including options exercised during the period (in shares)													0	0
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)												6,400
Exercise price (euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)													400
Number of options lapsed or cancelled (in shares)													6,000
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)											4,000		0	0
Exercise price (euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)													4,000	4,000	4,000
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													0
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)										3,500
Exercise price (euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)													500
Number of options lapsed or cancelled (in shares)													3,000
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)									62,000				0	0
Exercise price (euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)													50,000	52,000	52,000
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													12,000
Number of awards lapsed or cancelled during the period (in shares)													2,000
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								37,500					0	0
Exercise price (euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)													24,750	25,750	25,750
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													12,750
Number of awards lapsed or cancelled during the period (in shares)													1,000
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							500,000						0	0
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)													500,000	500,000	500,000
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						407,972							0	0
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)													368,707	377,775	381,173
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													39,265
Number of awards lapsed or cancelled during the period (in shares)													9,068
OSA 2021-04
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					571,200								0	0
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)													384,132	396,200	421,200
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													187,068
Number of awards lapsed or cancelled during the period (in shares)													12,068
OSA 2021-06
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				120,000									0	0
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 12.99
Number of share options outstanding in share-based payment arrangement (in shares)													120,000	120,000	120,000
Number of options as of including options exercised during the period (in shares)													0	0
Number of options lapsed or cancelled (in shares)													0
Number of awards lapsed or cancelled during the period (in shares)													0
OSA 2022-06 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			410,500
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)													386,333
Number of options lapsed or cancelled (in shares)													24,167
Number of awards lapsed or cancelled during the period (in shares)													8,167
OSA 2022-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			170,400
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)													133,080
Number of options lapsed or cancelled (in shares)													37,320
Number of awards lapsed or cancelled during the period (in shares)													13,110
OSA 2023-01 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		338,860
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 5.00
Number of share options outstanding in share-based payment arrangement (in shares)													318,860
Number of options lapsed or cancelled (in shares)													20,000
Number of awards lapsed or cancelled during the period (in shares)													0
OSA 2024-01 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	1,224,780
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 5.81
Number of share options outstanding in share-based payment arrangement (in shares)													1,221,540
Number of options lapsed or cancelled (in shares)													3,240
Number of awards lapsed or cancelled during the period (in shares)													3,240